FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

19.FAIR VALUE MEASUREMENT

Assets measured at fair value on a recurring basis

Information about inputs into the fair value measurement of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
		Quoted prices in active	Significant other	Significant
		markets for identical assets	observable inputs	unobservable inputs
Description	Fair value	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
	(in thousands)
As of December 31, 2022
Short-term investments
—Wealth management products	2,665,047	—	2,665,047	—

As of December 31, 2023
Short-term investments
—Wealth management products	2,783,212	—	2,783,212	—
—Listed equity securities	1,325	1,325	—	—
Long-term investments
—Wealth management products	354,135	—	354,135	—
—Unlisted equity securities	149,588	—	—	149,588

Wealth management products. The fair value of wealth management products is estimated based on the quotes prices of similar financial products provided by financial institutions, which is classified as Level 2 in the fair value hierarchy.

Listed equity securities. The Group values investments in listed equity securities using the market approach based on the quoted prices in active markets, and accordingly the Group classifies the valuation techniques that use these inputs as Level 1 in the fair value hierarchy.

Unlisted equity securities. The investments in unlisted equity securities are classified as available-for-sale debt securities and its fair value is estimated using a market approach by adopting a backsolve method which benchmarked to recent comparable financing transactions of these investments. This valuation method applied unobservable inputs and assumptions including the pricing of recent financing of the investee and liquidity factors, which is classified as Level 3 in the fair value hierarchy.

Assets measured at fair value on a nonrecurring basis

The Group measures certain assets, including property, equipment and software and intangible assets, at fair value when they are deemed to be impaired. No impairment was recognized for the years presented.

Assets and liabilities not measured at fair value but fair value disclosure is required

Time deposits. The fair value of time deposits is estimated based on the prevailing interest rates in the market, which is classified as Level 2 in the fair value hierarchy. The fair value of time deposits approximates to their carrying value.

Held-to-maturity debt securities. The fair value of held-to-maturity debt securities is estimated based on the prevailing interest rates in the market, which have been categorized as Level 2 in the fair value hierarchy. The fair value of held-to-maturity debt securities approximates to their carrying value.

Receivables and payables. The fair value of accounts receivable, amounts due from related parties, other receivables, accounts payable, other payables and accrued liabilities approximates their carrying value due to their short-term maturity.